CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net sales
Total	$ 2,009,567	$ 2,176,515	$ 2,016,104
Cost of sales
Total	1,494,043	1,667,820	1,541,084
Gross profit	515,524	508,695	475,020
Selling, general, and administrative	385,401	355,556	319,899
Depreciation and amortization	25,753	20,951	13,599
Interest and financing costs	0	1,429	2,899
Operating expenses	411,154	377,936	336,397
Operating income	104,370	130,759	138,623
Other income (expense), net	6,438	1,432	(5,540)
Earnings from continuing operations before tax	110,808	132,191	133,083
Provision for income taxes	30,967	37,070	35,672
Net earnings from continuing operations	79,841	95,121	97,411
Earnings from discontinued operations, net of tax (Note 4)	28,137	20,655	21,945
Net earnings	$ 107,978	$ 115,776	$ 119,356
Net earnings per common share—basic
Continuing operations—basic (in Dollars per share)	$ 3.01	$ 3.57	$ 3.66
Discontinued operations—basic (in Dollars per share)	1.06	0.78	0.83
Net earnings per common share—basic (in Dollars per share)	4.07	4.35	4.49
Net earnings per common share—diluted
Continuing operations—diluted (in Dollars per share)	2.99	3.56	3.66
Discontinued operations—diluted (in Dollars per share)	1.06	0.77	0.82
Net earnings per common share—diluted (in Dollars per share)	$ 4.05	$ 4.33	$ 4.48
Weighted average common shares outstanding—basic (in Shares)	26,503	26,610	26,569
Weighted average common shares outstanding—diluted (in Shares)	26,666	26,717	26,654
Product [Member]
Net sales
Total	$ 1,609,190	$ 1,884,438	$ 1,751,661
Cost of sales
Total	1,235,490	1,486,604	1,370,390
Services [Member]
Net sales
Total	400,377	292,077	264,443
Cost of sales
Total	$ 258,553	$ 181,216	$ 170,694